Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [Abstract]
Disclosure of detailed information about right of use assets or lease liabilities [Table Text Block]
	Year ended
	December 31, 2025	December 31, 2024
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 24)	$2	$37
Variable lease payments not included in the measurement of lease liabilities	$38,825	$28,937
Expenses relating to short-term leases	$500	$1,045

Recognized in the consolidated statements of cash flows:
Operating activities	$27,508	$24,421
Financing activities	-	600
Total cash outflow for leases	$27,508	$25,021